Leases - Related Party (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
Interest rate	1.67%
Lease payment	$ 300,000
Visconti Holdings, LLC [Member]
Lease term	5 years
Lease payment	$ 25,000
Security deposit	25,000
Lease rent	$ 30,000